Property, Plant and Equipment	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment
Property, Plant and Equipment

7.Property, Plant and Equipment

The total acquisitions for the six months ended June 30, 2024 amount to €448,000 (2023: €0.7 million) and were mainly related to the US production line under construction and laboratory equipment.

The cost of property, plant and equipment at June 30, 2024 includes a correction of the tax incentive in Belgium on the investments of 2023 for an amount of €93,000. We refer to note 22.

The depreciation charge amounts to €336,000 in 2024 and to €271,000 in 2023 for the six months ended June 30.